Investment Property - Summary of Investment Property (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Disclosure of detailed information about investment property [line items]
Beginning balance	¥ 4,173
Charge for the year	385	$ 56	¥ 361	¥ 355
Ending balance	4,139	598	4,173
Consolidated statements of profit or loss:
Rental income from investment property - Minimum lease payments	165	24	156
Direct operating expenses (including repairs and maintenance) arising from the rental generating property	(715)	(103)	(668)
Fair value [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	13,294
Ending balance	13,979	2,019	13,294
Cost [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	33,574	4,850	33,647
Translation difference	384	55	(73)
Ending balance	33,958	4,905	33,574	33,647
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	(29,401)	(4,247)	(29,544)
Charge for the year	385	56	361
Translation difference	33	4	(504)
Ending balance	¥ (29,819)	$ (4,307)	¥ (29,401)	¥ (29,544)